Principles of Consolidation	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Principles of Consolidation
Principles of Consolidation

1.              Organization and Operations

On November 15, 2012, Penn National Gaming, Inc. (“Penn”) announced that it intended to pursue a plan to separate the majority of its operating assets and real property assets into two publicly traded companies including an operating entity, and, through a tax-free spin-off of its real estate assets to holders of its common and preferred stock, a newly formed publicly traded real estate investment trust (“REIT”), Gaming and Leisure Properties, Inc. (“GLPI”) (the “Spin-Off”).

GLPI and subsidiaries (the “Company”) was incorporated on February 13, 2013, as a wholly-owned subsidiary of Penn. In connection with the Spin-Off, which was completed on November 1, 2013, Penn contributed to GLPI, through a series of internal corporate restructurings, substantially all of the assets and liabilities associated with Penn’s real property interests and real estate development business, as well as the assets and liabilities of Hollywood Casino Baton Rouge and Hollywood Casino Perryville, which are referred to as the “TRS Properties,” in a tax-free distribution. The Company intends to elect on its United States (“U.S.”) federal income tax return for its taxable year beginning on January 1, 2014 to be treated as a REIT and the Company, together with an indirectly wholly-owned subsidiary of the Company, GLP Holdings, Inc., intend to jointly elect to treat each of GLP Holdings, Inc., Louisiana Casino Cruises, Inc. and Penn Cecil Maryland, Inc. as a “taxable REIT subsidiary” (a “TRS”) effective on the first day of the first taxable year of GLPI as a REIT. As a result of the Spin-Off, GLPI owns substantially all of Penn’s former real property assets and leases back most of those assets to Penn for use by its subsidiaries, under a master lease, a “triple-net” operating lease with an initial term of 15 years with no purchase option, followed by four 5 year renewal options (exercisable by Penn) on the same terms and conditions (the “Master Lease”), and GLPI also owns and operates the TRS Properties through an indirect wholly-owned subsidiary, GLP Holdings, Inc.

Prior to the Spin-Off, GLPI and Penn entered into a Separation and Distribution Agreement setting forth the mechanics of the Spin-Off, certain organizational matters and other ongoing obligations of Penn and GLPI. Penn and GLPI or their respective subsidiaries, as applicable, also entered into a number of other agreements prior to the Spin-Off to provide a framework for the restructuring and for the relationships between GLPI and Penn after the Spin-Off.

GLPI’s primary business consists of acquiring, financing, and owning real estate property to be leased to gaming operators in “triple net” lease arrangements. As of March 31, 2014, GLPI’s portfolio consisted of 22 gaming and related facilities, which included the TRS Properties, the real property associated with 19 gaming and related facilities of Penn (including two properties under development in Dayton, Ohio and Mahoning Valley, Ohio), and the real property associated with the Casino Queen in East St. Louis, Illinois, that was acquired in January 2014.  These facilities are geographically diversified across 13 states. GLPI expects to grow its portfolio by pursuing opportunities to acquire additional gaming facilities to lease to gaming operators under prudent terms, which may or may not include Penn.

In connection with the Spin-Off, Penn allocated its accumulated earnings and profits (as determined for U.S. federal income tax purposes) for periods prior to the consummation of the Spin-Off between Penn and GLPI. In connection with its election to be taxed as a REIT for U.S. federal income tax purposes, GLPI declared a special dividend to its shareholders to distribute any accumulated earnings and profits relating to the real property assets and attributable to any pre-REIT years, including any earnings and profits allocated to GLPI in connection with the Spin-Off, to comply with certain REIT qualification requirements (the “Purging Distribution”). The Purging Distribution, which was paid on February 18, 2014, totaled approximately $1.05 billion and was comprised of cash and GLPI common stock.  See Note 8 for further details.

The accompanying unaudited condensed consolidated financial statements of the Company have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) for interim financial information and with the instructions for Form 10-Q and Article 10 of Regulation S-X. Accordingly, they do not include all of the information and footnotes required by GAAP for complete consolidated financial statements. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included.

The condensed consolidated financial statements include the accounts of GLPI and its subsidiaries. All significant intercompany accounts and transactions have been eliminated in consolidation.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses for the reporting periods. Actual results could differ from those estimates.

Operating results for the three months ended March 31, 2014 are not necessarily indicative of the results that may be expected for the year ending December 31, 2014. The notes to the consolidated financial statements contained in the Annual Report on Form 10-K for the year ended December 31, 2013 (our “Annual Report”) should be read in conjunction with these condensed consolidated financial statements.  The December 31, 2013 financial information has been derived from the Company’s audited consolidated financial statements.

2. Principles of Consolidation

        The consolidated financial statements include the accounts of GLPI and its subsidiaries. All significant intercompany accounts and transactions have been eliminated in consolidation.